Organization and Summary of Significant Accounting Policies (Details Textual)			12 Months Ended
	Jun. 30, 2013 USD ($) Contract $ / MXN	Apr. 05, 2013	Jun. 28, 2015 USD ($) Subsidiary Joint_Venture Segment Contract Associates shares	Jun. 29, 2014 USD ($) Contract	Jun. 30, 2013 USD ($) Contract $ / MXN	Jul. 01, 2012 USD ($)
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of reporting segments related to STRATTEC Security Corporation | Segment			1
Cash and cash equivalents deemed permanently reinvested	$ 20,307,000		$ 25,695,000	$ 19,756,000	$ 20,307,000	$ 17,487,000
Mexican peso contract: contract end date					Jun. 28, 2013
Currency Option Contracts Net Premium Payable Receivable					$ 0
Mexican Peso Option Contract | Contract			0	0
Mexican Peso Option Contract | Contract	0		0	0	0
Fair value, assets, level 1 to level 2 transfers, amount			$ 0	$ 0
Gross balance of the repair and maintenance supply parts inventory			$ 2,900,000	2,300,000
Remaining useful life of intangible assets			2 years 4 months 24 days
Intangible amortization expense			$ 99,000	99,000	$ 99,000
Estimated intangible amortization expense for the next twelve months			99,000
Estimated intangible amortization expense Year two			99,000
Estimated intangible amortization expense Year three			41,000
Estimated intangible amortization expense thereafter			0
Property, plant and equipment impairment			$ 0	0	0
Number of full time associates | Associates			3,420
Number of associates represented by labor union | Associates			260
Percentage of associate represent by labor union			7.60%
Research and development expenditures			$ 280,000	700,000	1,300,000
Per individual per calendar year health coverage stop loss limit			$ 150,000	$ 150,000	$ 150,000	$ 150,000
Shares of common stock available for grant | shares			253,989
Restricted stock
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of years award vests after date of grant			3 years
Omnibus Stock Incentive Plan
Organization And Summary Of Significant Accounting Policies [Line Items]
Share based compensation arrangement by share based payment award number of shares authorized | shares			1,850,000
Shares of common stock available for grant | shares			253,989
Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Customer model life production for which production equipment spare parts need to be maintained			12 years
Minimum | Employee Stock Option
Organization And Summary Of Significant Accounting Policies [Line Items]
Options expires after date of grant			5 years
Number of years award vests after date of grant			1 year
Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Customer model life production for which production equipment spare parts need to be maintained			15 years
Maximum | Employee Stock Option
Organization And Summary Of Significant Accounting Policies [Line Items]
Options expires after date of grant			10 years
Number of years award vests after date of grant			4 years
Currency buy sell under contract one
Organization And Summary Of Significant Accounting Policies [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate | $ / MXN	12.40				12.40
Currency buy sell under contract two
Organization And Summary Of Significant Accounting Policies [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate | $ / MXN	13.40				13.40
MEXICO
Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents deemed permanently reinvested			$ 14,800,000
STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC)
Organization And Summary Of Significant Accounting Policies [Line Items]
STRATTEC's percentage ownership in joint venture	51.00%	51.00%	51.00%
VAST LLC | CHINA
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of wholly owned subsidiaries | Subsidiary			3
VAST LLC | BRAZIL
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of wholly owned subsidiaries | Joint_Venture			1
VAST LLC | INDIA
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of joint venture entities | Joint_Venture			1